Financial Instruments and Risk Management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	£ 797	£ 765
Related amounts not offset in the Group balance sheet	(237)	(291)
Amount presented in the Group balance sheet, liabilities	(319)	(468)
Related amounts not offset in the Group balance sheet	237	291
Amount presented in the Group balance sheet	478	297
Related amounts not offset in the Group balance sheet	237	291
Net amount	478	297
Financial Derivative Assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	797	765
Net amount	560	474
Financial Derivative Liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	(82)	(177)
Amount presented in the Group balance sheet, liabilities	£ (319)	£ (468)